Income tax - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Beginning balance	$ 2,922	$ 1,915	$ 660
Additions	484	1,009	1,257
Reversals	(77)	(2)	(2)
Ending balance	3,329	2,922	1,915
Discontinued operations
Valuation Allowance [Line Items]
Beginning balance	11,478	7,523	3,750
Additions		5,093	4,848
Reversals		(1,138)	(1,075)
Ending balance		11,478	7,523
Continuing and discontinued operations
Valuation Allowance [Line Items]
Beginning balance	$ 14,400	9,438	4,410
Additions		6,102	6,105
Reversals		(1,140)	(1,077)
Ending balance		$ 14,400	$ 9,438